Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
Schedule of cash and cash equivalents	The following represents a reconciliation of cash and cash equivalents in the condensed consolidated balance sheets to total cash, cash equivalents and restricted cash in the condensed consolidated statements of cash flows as of September 30, 2022 and December 31, 2021 (in thousands).

	As of
	September 30, 2022	December 31, 2021
Cash and cash equivalents	$50,370	$128,318
Restricted cash (presented within Other current assets)	664	414
Cash, cash equivalents and restricted cash	$51,034	$128,732
The following represents a reconciliation of cash and cash equivalents in the consolidated balance sheets to total cash, cash equivalents and restricted cash in the consolidated statement of cash flows as of December 31, 2021 and December 31, 2020.

	Year Ended December 31,
	2021	2020
Cash and cash equivalents	$128,318	$60,495
Restricted cash (presented within Other current assets)	414	414
Cash, cash equivalents and restricted cash	$128,732	$60,909

Customer concentration risk
Customers representing 10% or greater of revenue were as follows for the nine months ended September 30, 2022 and 2021:

	Nine months ended September 30,
	2022	2021
Customer A	24%	16%
Customer B	10%	—%
Customer C	10%	3%
Customer D	8%	34%
Customer E	8%	12%
Customers representing 10% or greater of revenue were as follows for the years ended December 31, 2021 and 2020:

	Year Ended December 31,
	2021	2020
	as Restated	as Restated
Customer A	27%	28%
Customer B	15%	27%
Customer C	12%	22%